Disclosures on Individual Items of the Financial Statements (Details) - Schedule of finance income and finance costs recognized in profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance income and finance costs recognized in profit or loss [Abstract]
Other interest income	€ 47		€ 1
Finance income	47		1
Interest expense from bank loans	296	1,621	584
Foreign exchange losses	264
Interest expense from related party loans	1,995	261	114
Interest expense from leasing	89	78	53
Interest from provisions	177	37	16
Other interest expense	13	137	119
Finance expenses	2,835	2,135	885
Net finance costs	€ 2,787	€ 2,135	€ 884